Financial risk management - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (1,390,205)	R$ (1,332,945)
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	1,285,156	782,103
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	51,734	25,797
Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(245,885)	(263,229)
Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(13,480,808)	(8,919,712)
Advances from clients [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(6,310)
Contingent consideration [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(64,969)	(64,213)
Payables to related parties [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(210,497)
Derivative financial instruments [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 11,064,567	R$ 7,323,116